INCOME TAX BENEFIT - Consolidated Pretax Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
United States	$ (138,337)	$ 2,684	$ (82,868)
Foreign	(123,908)	(51,222)	(30,075)
Loss before income taxes	$ (262,245)	$ (48,538)	$ (112,943)